Non-Cash Share-Based Compensation - Summary of Changes in Employee Shares (Details) - Performance and Service Based - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance	47,332	207,310	492,514
Number of Shares, Granted			42,412
Number of Shares, Vested	(24,837)	(65,705)	(209,836)
Number of Shares, Forfeited	(6,186)	(94,273)	(117,780)
Number of Shares, Unvested balance	16,309	47,332	207,310
Weighted Average Grant Date Fair Value, Unvested balance	$ 10.82	$ 9.97	$ 1.36
Weighted Average Grant Date Fair Value, Granted		0.00	11.78
Weighted Average Grant Date Fair Value, Vested	8.71	8.71	7.10
Weighted Average Grant Date Fair Value, Forfeited	10.36	10.36	12.64
Weighted Average Grant Date Fair Value, Unvested balance	$ 11.33	$ 10.82	$ 9.97